Summary of Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Investments, All Other Investments [Abstract]
Summary of Fair Value of Financial Instruments
Summary of Fair Value of Financial Instruments
Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	March 31, 2019		December 31, 2018
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial liabilities measured at fair value:
Deferred compensation plan	$11,268	$11,268	$10,574	$10,574
Contingent consideration	1,402	1,402	—	—
Financial assets not measured at fair value:
Cash and cash equivalents	$39,953	$39,953	$51,529	$51,529
Restricted cash	12,604	12,604	7,914	7,914
Accounts receivable, net	12,504	12,504	4,928	4,928
Due from affiliates	75	75	45	45
Due from Ashford Trust OP	4,416	4,416	5,293	5,293
Due from Braemar OP	2,031	2,031	1,996	1,996
Investments in unconsolidated entities	3,400	3,400	500	500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$21,696	$21,696	$24,880	$24,880
Due to affiliates	1,176	1,176	2,032	2,032
Other liabilities	14,478	14,478	8,418	8,418
Notes payable	24,865	23,362 to 25,821	18,006	16,681 to 18,437

Deferred compensation plan. The liability resulting from the deferred compensation plan is carried at fair value based on the closing prices of the underlying investments. This is considered a Level 1 valuation technique.
Contingent consideration. The liability associated with J&S’ acquisition of BAV is carried at fair value based on the terms of the acquisition agreement and any changes to fair value are recorded in “other” operating expenses in the condensed consolidated statements of operations.
Cash, cash equivalents and restricted cash. These financial assets bear interest at market rates and have maturities of less than 90 days. The carrying values approximate fair value due to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Accounts receivable, net, due from affiliates, due from Ashford Trust OP, due from Braemar OP, accounts payable and accrued expenses, due to affiliates and other liabilities. The carrying values of these financial instruments approximate their fair values due primarily to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Investments in unconsolidated entities. The carrying value of the asset resulting from investment in unconsolidated entities approximates fair value based on recent observable transactions. This is considered a level 2 valuation technique.
Notes payable. The fair value of notes payable is based on credit spreads on observable transactions of a similar nature and is considered a Level 2 valuation technique.

Summary of Fair Value of Financial Instruments
Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	December 31, 2018		December 31, 2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial liabilities measured at fair value:
Deferred compensation plan	$10,574	$10,574	$19,259	$19,259
Contingent consideration	—	—	2,262	2,262
Financial assets not measured at fair value:
Cash and cash equivalents	$51,529	$51,529	$36,480	$36,480
Restricted cash	7,914	7,914	9,076	9,076
Accounts receivable, net	4,928	4,928	5,127	5,127
Due from affiliates	45	45	—	—
Due from Ashford Trust OP	5,293	5,293	13,346	13,346
Due from Braemar OP	1,996	1,996	1,738	1,738
Investments in unconsolidated entities	500	500	500	500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$24,880	$24,880	$20,529	$20,529
Due to affiliates	2,032	2,032	4,272	4,272
Other liabilities	8,418	8,418	9,076	9,076
Notes payable	18,006	16,681 to 18,437	11,947	12,040

Deferred compensation plan. The liability resulting from the deferred compensation plan is carried at fair value based on the closing prices of the underlying investments. This is considered a Level 1 valuation technique.
Contingent consideration. The liability associated with the acquisition of J&S is carried at fair value based on the terms of the acquisition agreement and any changes to fair value are recorded in “other” operating expenses in the consolidated statements of operations.
Cash, cash equivalents and restricted cash. These financial assets bear interest at market rates and have maturities of less than 90 days. The carrying values approximate fair value due to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Accounts receivable, net, due from affiliates, due from Ashford Trust OP, due from Braemar OP, accounts payable and accrued expenses, due to affiliates and other liabilities. The carrying values of these financial instruments approximate their fair values due primarily to the short-term nature of these financial instruments. This is considered a Level 1 valuation technique.
Investments in unconsolidated entities. The carrying value of the asset resulting from investment in unconsolidated entities approximates fair value based on recent observable transactions. This is considered a level 2 valuation technique.
Notes payable. The fair value of notes payable is based on credit spreads on observable transactions of a similar nature and is considered a Level 2 valuation technique.